Annual Fund Operating Expenses	Feb. 28, 2026
Pacer American Energy Infrastructure ETF | Pacer American Energy Infrastructure ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Pacer BlueStar Digital Entertainment ETF | Pacer BlueStar Digital Entertainment ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer BlueStar Engineering the Future ETF | Pacer BlueStar Engineering the Future ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF | Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Developed Markets Cash Cows Growth Leaders ETF | Pacer Developed Markets Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF | Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF | Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer PE/VC ETF | Pacer PE/VC ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Pacer S&P 500 Quality FCF Aristocrats ETF | Paacer S&P 500 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.49%
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF | Pacer S&P MidCap 400 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.49%
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.59%
Pacer Solactive Whitney Future of Warfare ETF | Pacer Solactive Whitney Future of Warfare ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer US Cash Cows Bond ETF | Pacer US Cash Cows Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Fund of Funds ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.60%	[7]
Expenses (as a percentage of Assets)	0.72%

[1]	Management Fees have been restated to reflect current fees. Prior to August 1, 2025, the Fund’s management fee was 0.60%
[2]	Management Fees have been restated to reflect current fees. Prior to August 1, 2025, the Fund’s management fee was 0.60%
[3]	Estimated for the current fiscal year
[4]	Estimated for the current fiscal year
[5]	Estimated for the current fiscal year
[6]	Management Fees have been restated to reflect current fees. Prior to August 1, 2025, the Fund’s management fee was 0.60%
[7]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.